FINANCIAL RISK MANAGEMENT	6 Months Ended
Jun. 30, 2021
Disclosure of financial risk management [Abstract]
FINANCIAL RISK MANAGEMENT
NOTE 17 - FINANCIAL RISK MANAGEMENT
The Group’s financial risk management strategy focuses on minimizing the cash flow impacts of volatility in foreign currency exchange rates and metal prices, while maintaining the financial flexibility the Group requires in order to successfully execute the Group’s business strategy.
Due to Constellium’s capital structure and the nature of its operations, the Group is exposed to the following financial risks: (i) market risk including foreign exchange, commodity price and interest rate risks; (ii) credit risk and (iii) liquidity and capital management risk.
The Group's financial institution counterparties may require margin calls should the mark-to-market of our derivatives hedging foreign exchange and commodity price risks exceed a pre-agreed contractual limit. With a view to avoiding possible margin calls for significant market movements, the Group enters into derivatives with a large number of financial counterparties and monitors margin requirements on a daily basis. In addition, the Group (i) ensures that financial counterparts hedging transactional exposure are also hedging foreign currency loan and deposit exposures and (ii) holds a significant liquidity buffer in cash or in availability under its various borrowing facilities
17.1 Market risk
i. Commercial transaction exposures
The Group has agreed to supply a major customer with fabricated metal products from a Euro functional currency entity and to invoice in U.S. Dollars. The Group entered into significant foreign exchange derivatives that matched related highly probable future conversion sales. The Group designates these derivatives for hedge accounting, with a total nominal amount of $305 million and $330 million at June 30, 2021 and December 31, 2020 respectively, with maturities ranging from 2021 to 2024.
The table below details the effect of foreign currency derivatives in the Interim Income Statement and the Interim Statement of Comprehensive Income / (Loss):

		Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	Notes	2021	2020	2021	2020
Derivatives that do not qualify for hedge accounting
Included in Other gains and losses - net
Realized (losses) / gains on foreign currency derivatives - net	6	(2)	—	(4)	2
Unrealized gains / (losses) on foreign currency derivatives - net (A)	6	3	(1)	11	(2)
Derivatives that qualify for hedge accounting
Included in Other comprehensive income / (loss)
Unrealized gains / (losses) on foreign currency derivatives - net		2	2	(9)	(6)
Gains / (losses) reclassified from cash flow hedge reserve to the Interim Income Statement		1	3	1	6
Included in Revenue (B)
Realized (losses) / gains on foreign currency derivatives - net	6	—	(3)	(1)	(5)
Unrealized gains on foreign currency derivatives - net	6	—	1	—	—
Derivatives discontinued from hedge accounting
Included in Other gains and losses - net
Losses reclassified from OCI as a result of hedge accounting discontinuation (C)	6	—	(5)	—	(5)
(A)Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in the future when these sales are recognized.
(B)Derivatives that qualify for hedge accounting are included in Revenue when the related customer invoices have been issued.
(C)In the six months ended June 30, 2020, we determined that a portion of the hedged forecasted sales for the second half of 2020 and for 2021, to which hedge accounting was applied, was no longer expected to occur. As a result, the fair value of the related derivatives accumulated in equity was reclassified in the Interim Income Statement and resulted a €5 million loss.
ii. Foreign exchange margin calls
There were no margin calls at June 30, 2021.The margin requirement related to foreign exchange hedges amounted to €3 million paid as collateral to counterparties at December 31, 2020.
iii. Commodities
The Group does not apply hedge accounting on commodity derivatives and therefore any mark-to-market movements are recognized in Other gains and losses – net.
17.2 Liquidity and capital risk management
The liquidity requirements of the overall Company are funded out of the Company's cash or by drawing on available credit facilities. The internal management of liquidity is optimized by means of cash pooling agreements and/or intercompany loans and deposits between the Company’s operating entities and central Treasury.
At June 30, 2021, the borrowing bases for the Pan-U.S. ABL, the French Inventory Facility, and the German Facilities were €337 million, €82 million, and €50 million, respectively. After deduction of amounts drawn and letters of credit, the Group had €461 million outstanding availability under these revolving credit facilities.
At June 30, 2021, liquidity was €887 million, comprised of €290 million of cash and cash equivalents and €597 million of available undrawn facilities, including the €461 million described above.